BUSINESS SEGMENTS Business segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Segment Reporting Information, Revenue for Reportable Segment	$ 320,605	$ 337,289	$ 276,615
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(34,396)	34,364	26,083
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	659,952	480,390	320,774
Assets	1,826,848	1,698,005
Assets held for sale	0	148,249
Oil and Gas Properties [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Revenue for Reportable Segment	275,234	273,819	211,380
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	103,111	138,616	104,334
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	656,443	479,027	319,268
Assets	1,723,011	1,461,130
Marketing [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Revenue for Reportable Segment	45,371	63,470	65,235
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	349	639	509
Assets	11,090	14,713
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(137,856)	(104,891)	(78,760)
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	3,509	1,363	1,506
Assets	92,747	73,913
Assets Held-for-sale [Member]
Segment Reporting Information [Line Items]
Assets held for sale	$ 0	$ 148,249